Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002

Dear Shareholder:
During the six-month period ended April 30, 2002, European financial markets experienced high volatility resulting from major geopolitical events and changing sentiment about the direction of the global economy. After the September 11 terrorist attacks markets rallied in Europe and across the world in general, following an aggressive monetary response by the U.S. Federal Reserve. Some sectors, including information technology and consumer discretionary, posted a particularly strong rebound, after stocks in both sectors had been hammered by excessive valuations coupled with sales and earnings disappointments. Adding to the recovery was a stream of positive macroeconomic news, and European industrial confidence indicators began to improve. By January 2002, however, investor sentiment began to alternate between bullish and bearish. Negative economic news, namely missed earnings announcements and concerns about the integrity of financial reporting resulting from the Enron accounting debacle, were interspersed with periodic releases showing improving macroeconomic indicators. As a result, markets tended to drift lower, with growth stocks giving back some of their earlier gains.

Performance and Portfolio Strategy
For the six-month period ended April 30, 2002, Morgan Stanley European Growth Fund's Class B shares produced a total return of 6.34 percent compared to 3.29 percent for the Morgan Stanley Capital International (MSCI) World Index(1) and
5.75 percent for the MSCI Europe Index(2). For the same period, the Fund's
Class A, C and D shares posted total returns of 6.77 percent, 6.53 percent and
6.88 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's outperformance of its benchmarks was primarily driven by strong stock selection in the consumer discretionary, financial and information technology sectors. The Fund also benefited from overweighted positions in industrial and consumer discretionary stocks and its underweighted position in the utilities sector. Overweighted positions in telecommunication services stocks and health-care stocks had a negative impact on performance.

----------------
(1) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Morgan Stanley Capital International (MSCI) Europe Index measures the performance for a diverse range of global stock markets within Austria, Belgium, Denmark, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, Ireland, Portugal and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2002 CONTINUED

Looking Ahead
According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the outlook for European equities is improving, although short-term volatility may remain high, given the ongoing weakness in the region's economies and the lack of visible corporate earnings. In the sub-advisor's view, macroeconomic indicators are improving and signs are emerging that the major economies are indeed recovering, but any rise in interest rates by the European Central Bank
(ECB) may put equities under pressure. According to the sub-advisor, the ECB is unlikely to raise rates until later in the year. However, the sub-advisor believes European equities are likely to fluctuate from any action by the Federal Reserve.

Following the successful physical introduction of euro notes and coins in January, additional volatility could emerge on the U.S. dollar/euro exchange-rate front, signaling a possible end to the period of relative stability of the past year. The sub-advisor expects European investors to show diminished interest in U.S. assets -- equities in particular -- thereby weakening overall demand for the U.S. dollar.

We appreciate your ongoing support of Morgan Stanley European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley European Growth Fund Inc.
FUND PERFORMANCE / / APRIL 30, 2002

                                         Average Annual Total Returns
   --------------------------------------------------------------------------------------------------------
                    Class A Shares*                                       Class B Shares**
   -------------------------------------------------      -------------------------------------------------
   Period Ended 4/30/02                                   Period Ended 4/30/02
   -------------------------                              -------------------------
   1 Year                     (10.85)%(1) (15.53)%(2)     1 Year                     (11.52)%(1) (15.92)%(2)
   Since Inception (7/28/97)    4.96%(1)    3.78%(2)      5 Years                      5.87%(1)    5.61%(2)
                                                          10 Years                    11.93%(1)   11.93%(2)

                    Class C Shares+                                       Class D Shares++
   -------------------------------------------------      -------------------------------------------------
   Period Ended 4/30/02                                   Period Ended 4/30/02
   -------------------------                              -------------------------
   1 Year                     (11.46)%(1) (12.34)%(2)     1 Year                     (10.68)%(1)
   Since Inception (7/28/97)    4.18%(1)    4.18%(2)      Since Inception (7/28/97)    5.43%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED)

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Common Stocks (97.8%)
            Belgium (1.4%)
            FINANCIAL CONGLOMERATES
   836,350  Fortis..................................  $   19,186,706
                                                      --------------
            Finland (1.6%)
            TELECOMMUNICATION EQUIPMENT
 1,320,515  Nokia Oyj+..............................      21,344,805
                                                      --------------
            France (17.9%)
            ADVERTISING/MARKETING SERVICES
   702,200  JC Decaux S.A.*.........................       8,721,324
                                                      --------------
            APPAREL/FOOTWEAR
   150,900  LVMH (Louis Vuitton Moet Hennessy)......       7,883,770
                                                      --------------
            FOOD RETAIL
   320,700  Carrefour S.A...........................      13,984,123
                                                      --------------
            HOUSEHOLD/PERSONAL CARE
   199,140  L'Oreal S.A.............................      15,583,701
                                                      --------------
            INFORMATION TECHNOLOGY SERVICES
   347,014  Cap Gemini S.A..........................      20,222,241
                                                      --------------
            MAJOR BANKS
   190,240  BNP Paribas S.A.........................       9,930,528
                                                      --------------
            OIL REFINING/MARKETING
   418,808  TotalFinaElf S.A.+......................      63,399,155
                                                      --------------
            PHARMACEUTICALS: MAJOR
   688,211  Aventis S.A.+...........................      48,838,894
   163,580  Sanofi-Synthelabo S.A...................      10,460,123
                                                      --------------
                                                          59,299,017
                                                      --------------
            REGIONAL BANKS
   331,350  Credit Agricole S.A.....................       6,996,124
                                                      --------------
            RESTAURANTS
   166,520  Sodexho Alliance S.A....................       6,444,324
                                                      --------------
            SEMICONDUCTORS
   480,179  STMicroelectronics NV...................      14,909,558
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            WATER UTILITIES
   407,000  Vivendi Environment.....................  $   13,406,580
                                                      --------------
            Total France............................     240,780,445
                                                      --------------
            Germany (4.8%)
            MAJOR BANKS
   300,159  Deutsche Bank AG (Registered Shares)....      19,877,129
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 1,179,182  Deutsche Telekom AG.....................      15,685,479
                                                      --------------
            MULTI-LINE INSURANCE
    96,548  Muenchener Rueckver AG (Registered
             Shares)................................      23,895,630
                                                      --------------
            PACKAGED SOFTWARE
    38,675  SAP AG..................................       5,001,838
                                                      --------------
            Total Germany...........................      64,460,076
                                                      --------------
            Italy (8.6%)
            BROADCASTING
   909,900  Mediaset SpA............................       7,615,863
                                                      --------------
            CONSUMER SUNDRIES
 1,079,847  Luxottica Group SpA (ADR)...............      21,704,925
                                                      --------------
            INTEGRATED OIL
 3,296,845  ENI SpA.................................      50,590,086
                                                      --------------
            MAJOR BANKS
 5,704,990  Unicredito Italiano SpA.................      26,442,629
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 1,101,680  Telecom Italia SpA......................       8,755,051
                                                      --------------
            Total Italy.............................     115,108,554
                                                      --------------
            Netherlands (6.9%)
            APPAREL/FOOTWEAR
   156,965  Gucci Group NV..........................      15,186,364
                                                      --------------
            BEVERAGES: ALCOHOLIC
   224,549  Heineken NV.............................      10,104,705
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            ELECTRONIC PRODUCTION EQUIPMENT
   354,000  ASML Holding NV*........................  $    8,028,720
                                                      --------------
            FINANCIAL CONGLOMERATES
   976,800  ING Groep NV............................      25,758,216
                                                      --------------
            INDUSTRIAL CONGLOMERATES
   886,693  Koninklijke (Royal) Philips Electronics
             NV.....................................      27,348,272
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 1,551,200  Koninklijke (Royal) Kpn NV*.............       7,022,282
                                                      --------------
            Total Netherlands.......................      93,448,559
                                                      --------------
            Portugal (0.6%)
            MAJOR TELECOMMUNICATIONS
 1,058,080  Portugal Telecom, S.A. (Registered
             Shares)................................       7,713,403
                                                      --------------
            Spain (3.9%)
            GAS DISTRIBUTORS
   377,700  Gas Natural SDG, S.A....................       7,631,428
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 3,095,598  Telefonica S.A.*........................      33,098,134
                                                      --------------
            MISCELLANEOUS COMMERCIAL SERVICES
 1,811,711  Amadeus Global Travel Distribution S.A.
             (A Shares).............................      12,049,690
                                                      --------------
            Total Spain.............................      52,779,252
                                                      --------------
            Sweden (3.4%)
            INDUSTRIAL MACHINERY
   736,359  Assa Abloy AB (Series B)................       9,551,818
                                                      --------------
            MAJOR BANKS
   616,900  Svenska Handelsbanken AB (A Shares).....       9,355,995
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            MISCELLANEOUS COMMERCIAL SERVICES
   509,300  Securitas AB (Series "B" Free)..........  $    9,487,501
                                                      --------------
            REGIONAL BANKS
 3,033,270  Nordea AB...............................      17,306,600
                                                      --------------
            Total Sweden............................      45,701,914
                                                      --------------
            Switzerland (12.3%)
            CHEMICALS: AGRICULTURAL
   103,950  Syngenta AG.............................       6,428,174
                                                      --------------
            ELECTRICAL PRODUCTS
    78,920  Kaba Holding AG - Reg B.................      18,984,528
                                                      --------------
            FINANCIAL CONGLOMERATES
   497,292  UBS AG (Registered Shares)*.............      24,017,380
                                                      --------------
            FOOD: MAJOR DIVERSIFIED
   175,320  Nestle S.A. (Registered Shares)+........      41,523,443
                                                      --------------
            OTHER CONSUMER SPECIALTIES
   515,400  Compagnie Financiere Richmont AG (Series
             A).....................................      11,712,912
                                                      --------------
            PERSONNEL SERVICES
   159,352  Adecco SA...............................      10,100,538
                                                      --------------
            PHARMACEUTICALS: MAJOR
   847,756  Novartis AG (Registered Shares)+........      35,622,423
   195,578  Roche Holdings AG.......................      14,845,835
    28,451  Roche Holdings AG - Bearer..............       2,889,788
                                                      --------------
                                                          53,358,046
                                                      --------------
            Total Switzerland.......................     166,125,021
                                                      --------------
            United Kingdom (36.4%)
            ADVERTISING/MARKETING SERVICES
 3,049,610  WPP Group PLC...........................      32,344,871
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            BEVERAGES: ALCOHOLIC
 3,061,870  Allied Domecq PLC+......................  $   19,605,385
 1,247,460  Diageo PLC+.............................      16,556,737
                                                      --------------
                                                          36,162,122
                                                      --------------
            CATALOG/SPECIALTY DISTRIBUTION
 1,944,120  GUS PLC.................................      17,674,104
                                                      --------------
            FINANCIAL CONGLOMERATES
 3,938,000  Lloyds TSB Group PLC....................      45,267,077
                                                      --------------
            FOOD DISTRIBUTORS
 1,354,403  Compass Group PLC.......................       8,425,691
                                                      --------------
            FOOD: SPECIALTY/CANDY
 2,416,100  Cadbury Schweppes PLC...................      18,321,684
                                                      --------------
            INTEGRATED OIL
 3,271,078  BP PLC+.................................      27,902,784
 2,011,600  Shell Transport & Trading Co. PLC.......      14,316,470
                                                      --------------
                                                          42,219,254
                                                      --------------
            INVESTMENT MANAGERS
 1,572,800  Amvescap PLC............................      16,521,083
                                                      --------------
            MAJOR BANKS
 4,487,080  Barclays PLC+...........................      39,288,733
                                                      --------------
            MISCELLANEOUS COMMERCIAL SERVICES
 6,961,100  Hays PLC................................      17,468,952
 3,462,306  Rentokil Initial PLC....................      13,644,652
                                                      --------------
                                                          31,113,604
                                                      --------------
            PHARMACEUTICALS: MAJOR
   370,728  AstraZeneca PLC+........................      17,427,987
 3,093,797  GlaxoSmithKline PLC+....................      74,822,057
                                                      --------------
                                                          92,250,044
                                                      --------------
            PUBLISHING: BOOKS/ MAGAZINES
 4,318,110  Reed International PLC+.................      42,275,886
                                                      --------------
            SEMICONDUCTORS
 1,304,000  ARM Holdings PLC*.......................       4,198,553
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            WIRELESS TELECOMMUNICATIONS
39,967,779  Vodafone Group PLC+.....................  $   64,488,681
                                                      --------------
            Total United Kingdom....................     490,551,387
                                                      --------------
            Total Common Stocks
             (COST $1,188,458,014)..................   1,317,200,122
                                                      --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------

            Short-Term Investment (0.2%)
            Repurchase Agreement
$    2,310  Joint repurchase agreement account 1.92%
            due 05/01/02 (dated 04/30/02; proceeds
            $2,310,123) (a)
            (COST $2,310,000).......................       2,310,000
                                                      --------------

  Total Investments
   (COST $1,190,768,014) (b)..............    98.0%  1,319,510,122
  Other Assets in Excess of Liabilities...     2.0      26,686,708
                                            ------  --------------
  Net Assets..............................   100.0% $1,346,196,830
                                            ======  ==============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  + SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $186,431,936 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $57,689,828, RESULTING IN NET UNREALIZED APPRECIATION OF $128,742,108.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

Forward Foreign Currency Contracts Open at
April 30, 2002:
                                                              UNREALIZED
      CONTRACTS            IN EXCHANGE       DELIVERY        APPRECIATION
     TO DELIVER                FOR             DATE         (DEPRECIATION)
----------------------------------------------------------------------------
    EUR 35,570,148        CHF 52,000,000     05/03/02         $ 148,459
    EUR 29,713,668       SEK 275,000,000     05/03/02            76,641
    EUR 16,322,080        GBP 10,000,000     05/03/02          (121,714)
    CHF 39,000,000        EUR 26,576,534     05/03/02          (202,302)
    CHF 13,000,000       EUR   8,876,386     05/03/02           (51,649)
    GBP 10,000,000        EUR 16,309,223     05/03/22           110,144
   SEK 275,000,000        EUR 30,417,292     05/03/02           556,537
   SEK 239,000,000        EUR 25,800,601     06/04/02           (66,816)
    CHF 27,000,000        EUR 18,498,726     06/04/02           (78,973)
                                                              ---------
      Net unrealized appreciation......................       $ 370,327
                                                              =========

CURRENCY ABBREVIATIONS:

CHF  Swiss Franc.
GBP  British Pound.
EUR  Euro.
SEK  Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
SUMMARY OF INVESTMENTS / / APRIL 30, 2002 (UNAUDITED)

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Advertising/Marketing Services..........  $   41,066,195       3.1%
Apparel/Footwear........................      23,070,134       1.7
Beverages: Alcoholic....................      46,266,827       3.4
Broadcasting............................       7,615,863       0.6
Catalog/Specialty Distribution..........      17,674,104       1.3
Chemicals: Agricultural.................       6,428,174       0.5
Consumer Sundries.......................      21,704,925       1.6
Electrical Products.....................      18,984,528       1.4
Electronic Production Equipment.........       8,028,720       0.6
Financial Conglomerates.................     114,229,379       8.5
Food Distributors.......................       8,425,691       0.6
Food Retail.............................      13,984,123       1.0
Food: Major Diversified.................      41,523,443       3.1
Food: Specialty/Candy...................      18,321,684       1.4
Gas Distributors........................       7,631,429       0.6
Household/Personal Care.................      15,583,701       1.2
Industrial Conglomerates................      27,348,272       2.0
Industrial Machinery....................       9,551,818       0.7
Information Technology Services.........      20,222,241       1.5
Integrated Oil..........................      92,809,341       6.9
Investment Managers.....................      16,521,083       1.2
Major Banks.............................     104,895,014       7.7
Major Telecommunications................      72,274,349       5.4
Miscellaneous Commercial Services.......      52,650,795       3.9

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Multi-Line Insurance....................  $   23,895,630       1.8%
Oil Refining/Marketing..................      63,399,155       4.7
Other Consumer Specialties..............      11,712,912       0.9
Packaged Software.......................       5,001,838       0.4
Personnel Services......................      10,100,538       0.8
Pharmaceuticals: Major..................     204,907,107      15.1
Publishing: Books/ Magazines............      42,275,886       3.1
Regional Banks..........................      24,302,723       1.8
Repurchase Agreement....................       2,310,000       0.2
Restaurants.............................       6,444,324       0.5
Semiconductors..........................      19,108,111       1.4
Telecommunication Equipment.............      21,344,804       1.6
Water Utilities.........................      13,406,580       1.0
Wireless Telecommunications.............      64,488,681       4.8
                                          --------------   -------
                                          $1,319,510,122      98.0%
                                          ==============   =======

                                                          PERCENT OF
TYPE OF INVESTMENT                            VALUE       NET ASSETS

--------------------------------------------------------------------

Common Stocks...........................  $1,317,200,122      97.8%
Short-Term Investment...................       2,310,000       0.2
                                          --------------   -------
                                          $1,319,510,122      98.0%
                                          ==============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $1,190,768,014)..................................  $1,319,510,122
Unrealized appreciation on open forward foreign
 currency contracts...............................         370,327
Cash..............................................      19,582,128
Receivable for:
  Foreign withholding taxes reclaimed.............       3,557,657
  Dividends.......................................       3,496,868
  Capital stock sold..............................       3,181,841
  Investments sold................................       1,039,775
Prepaid expenses and other assets.................          84,781
                                                    --------------
    Total Assets..................................   1,350,823,499
                                                    --------------
Liabilities:
Payable for:
  Capital stock repurchased.......................       1,798,172
  Distribution fee................................       1,167,968
  Investment management fee.......................       1,129,755
  Investments purchased...........................          84,938
Accrued expenses and other payables...............         445,836
                                                    --------------
    Total Liabilities.............................       4,626,669
                                                    --------------
    Net Assets....................................  $1,346,196,830
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $1,444,566,694
Net unrealized appreciation.......................     129,235,707
Accumulated net investment loss...................      (4,275,080)
Accumulated net realized loss.....................    (223,330,491)
                                                    --------------
    Net Assets....................................  $1,346,196,830
                                                    ==============
Class A Shares:
Net Assets........................................     $24,041,505
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       1,713,634
    Net Asset Value Per Share.....................  $        14.03
                                                    ==============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        14.81
                                                    ==============
Class B Shares:
Net Assets........................................  $1,242,238,587
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      91,274,082
    Net Asset Value Per Share.....................  $        13.61
                                                    ==============
Class C Shares:
Net Assets........................................     $28,983,668
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       2,130,930
    Net Asset Value Per Share.....................  $        13.60
                                                    ==============
Class D Shares:
Net Assets........................................     $50,933,070
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       3,535,840
    Net Asset Value Per Share.....................  $        14.40
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $1,280,978 foreign withholding
 tax).............................................  $  9,363,827
Interest..........................................       148,525
                                                    ------------
    Total Income..................................     9,512,352
                                                    ------------
Expenses
Distribution fee (Class A shares).................        23,844
Distribution fee (Class B shares).................     6,418,865
Distribution fee (Class C shares).................       110,485
Investment management fee.........................     6,359,073
Transfer agent fees and expenses..................     1,157,577
Custodian fees....................................       298,875
Shareholder reports and notices...................        90,057
Registration fees.................................        44,242
Professional fees.................................        29,616
Directors' fees and expenses......................         9,286
Other.............................................        13,989
                                                    ------------
    Total Expenses................................    14,555,909
                                                    ------------
    Net Investment Loss...........................    (5,043,557)
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................   (23,694,989)
  Foreign exchange transactions...................    (2,794,453)
                                                    ------------
      Net Loss....................................   (26,489,442)
                                                    ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................   120,093,197
  Translation of forward foreign currency
   contracts and other assets and liabilities
   denominated in foreign currencies..............     1,681,990
                                                    ------------
    Net Appreciation..............................   121,775,187
                                                    ------------
    Net Gain......................................    95,285,745
                                                    ------------
Net Increase......................................  $ 90,242,188
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2002  OCTOBER 31, 2001
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (5,043,557)  $   (6,848,563)
Net realized loss.......................     (26,489,442)    (177,240,412)
Net change in unrealized appreciation
 (depreciation).........................     121,775,187     (270,776,355)
                                          --------------   --------------

    Net Increase (Decrease).............      90,242,188     (454,865,330)
                                          --------------   --------------

Dividends and Distributions to
 Shareholders from:
Net investment Income
  Class A shares........................        (384,980)       --
  Class B shares........................      (8,390,398)       --
  Class C shares........................        (190,827)       --
  Class D shares........................        (949,254)       --
Net realized gain
  Class A shares........................        --             (6,784,306)
  Class B shares........................        --           (347,478,282)
  Class C shares........................        --             (7,708,235)
  Class D shares........................        --             (8,999,474)
                                          --------------   --------------
    Total Dividends and Distributions...      (9,915,459)    (370,970,297)
                                          --------------   --------------

Net decrease from capital stock
 transactions...........................    (170,746,185)     (97,296,882)
                                          --------------   --------------

    Net Decrease........................     (90,419,456)    (923,132,509)

Net Assets:
Beginning of period.....................   1,436,616,286    2,359,748,795
                                          --------------   --------------
End of Period
 (INCLUDING AN ACCUMULATED NET
 INVESTMENT LOSS OF $4,275,080 AND
 UNDISTRIBUTED NET INVESTMENT INCOME OF
 $10,683,936, RESPECTIVELY).............  $1,346,196,830   $1,436,616,286
                                          ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums amortized over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,217,814 at April 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.77%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $5,322, $669,934 and $2,061, respectively and received $14,957 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $286,420,034 and $468,109,440, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At April 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $110,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $3,213. At April 30, 2002 the Fund had an accrued pension liability of $56,499 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2001, the Fund had a net capital loss carryover of approximately $163,673,000 which will be available through October 31, 2009 to offset future capital gains to the extent provided by regulations.

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and the mark-to-market of open forward foreign currency exchange contracts.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2002, there were outstanding forward contracts.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2002 (UNAUDITED) CONTINUED

At April 30, 2002, investments in securities of issuers in the United Kingdom represented 36.4% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At April 30, 2002, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                      APRIL 30, 2002             OCTOBER 31, 2001
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    2,506,307  $  34,347,637   17,434,858  $ 278,234,867
Reinvestment of dividends and
 distributions................       25,008        345,855      393,338      6,521,546
Redeemed......................   (2,510,265)   (34,672,096) (18,764,281)  (301,342,374)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................       21,050         21,396     (936,085)   (16,585,961)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    4,602,515     61,043,188   23,789,805    363,107,508
Reinvestment of dividends and
 distributions................      568,379      7,650,380   20,045,229    322,728,193
Redeemed......................  (17,609,339)  (236,540,821) (52,117,824)  (783,807,562)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (12,438,445)  (167,847,253)  (8,282,790)   (97,971,861)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    1,179,658     15,459,343    5,045,580     78,484,007
Reinvestment of dividends and
 distributions................       13,268        178,189      466,978      7,504,340
Redeemed......................   (1,323,838)   (17,493,269)  (5,634,712)   (87,038,117)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (130,912)    (1,855,737)    (122,154)    (1,049,770)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      492,034      7,001,728    2,296,310     37,538,968
Reinvestment of dividends and
 distributions................        7,170        101,747       58,900      1,002,477
Redeemed......................     (571,086)    (8,168,066)  (1,368,454)   (20,230,735)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................      (71,882)    (1,064,591)     986,756     18,310,710
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (12,620,189) $(170,746,185)  (8,354,273) $ (97,296,882)
                                ===========  =============  ===========  =============

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                 FOR THE SIX                     FOR THE YEAR ENDED OCTOBER 31                  JULY 28, 1997*
                                 MONTHS ENDED          -------------------------------------------------           THROUGH
                                APRIL 30, 2002          2001          2000          1999          1998         OCTOBER 31, 1997
                                --------------         -------       -------       -------       -------       ----------------
                                 (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $13.35             $20.17        $20.70        $19.45        $18.46            $18.64
                                     ------             ------        ------        ------        ------            ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................         0.00               0.07          0.05          0.10          0.08             (0.02)
  Net realized and unrealized
   gain (loss)................         0.91              (3.71)         2.34          3.03          2.70             (0.16)
                                     ------             ------        ------        ------        ------            ------
Total income (loss) from
 investment operations........         0.91              (3.64)         2.39          3.13          2.78             (0.18)
                                     ------             ------        ------        ------        ------            ------
Less dividends and
 distributions from:
  Net investment income.......        (0.23)              -             -             -            (0.22)           -
  Net realized gain...........       -                   (3.18)        (2.92)        (1.88)        (1.57)           -
                                     ------             ------        ------        ------        ------            ------
Total dividends and
 distributions................        (0.23)             (3.18)        (2.92)        (1.88)        (1.79)           -
                                     ------             ------        ------        ------        ------            ------
Net asset value, end of
 period.......................       $14.03             $13.35        $20.17        $20.70        $19.45            $18.46
                                     ======             ======        ======        ======        ======            ======
Total Return+.................         6.77%(1)         (21.07)%       10.92%        16.75%        16.50%            (0.97)%(1)

Ratios to Average Net Assets:
Expenses......................         1.37%(2)(3)        1.27 %(3)     1.29%(3)      1.36%(3)      1.44%(3)          1.48 %(2)
Net investment income
 (loss).......................         0.00%(2)(3)        0.43 %(3)     0.23%(3)      0.44%(3)      0.40%(3)         (0.33)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $24,042            $22,604       $53,012       $26,600       $14,133            $1,862
Portfolio turnover rate.......           21%(1)             86 %          71%           56%           50%               44 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                 FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31
                                 MONTHS ENDED          ----------------------------------------------------------
                                APRIL 30, 2002          2001         2000         1999         1998        1997*
                                --------------         ------       ------       ------       ------       ------
                                 (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $12.88             $19.70       $20.41       $19.34       $18.43       $16.76
                                    ------             ------       ------       ------       ------       ------
Income (loss) from investment
 operations:
  Net investment income
   (loss)++...................       (0.05)             (0.06)       (0.11)       (0.07)       (0.05)        0.04
  Net realized and unrealized
   gain (loss)................        0.87              (3.58)        2.32         3.02         2.69         3.02
                                    ------             ------       ------       ------       ------       ------
Total income (loss) from
 investment operations........        0.82              (3.64)        2.21         2.95         2.64         3.06
                                    ------             ------       ------       ------       ------       ------

Less dividends and
 distributions from:
  Net investment income.......       (0.09)              -            -            -           (0.16)       (0.11)
  Net realized gain...........      -                   (3.18)       (2.92)       (1.88)       (1.57)       (1.28)
                                    ------             ------       ------       ------       ------       ------
Total dividends and
 distributions................       (0.09)             (3.18)       (2.92)       (1.88)       (1.73)       (1.39)
                                    ------             ------       ------       ------       ------       ------

Net asset value, end of
 period.......................      $13.61             $12.88       $19.70       $20.41       $19.34       $18.43
                                    ======             ======       ======       ======       ======       ======

Total Return+.................        6.34 %(1)        (21.68)%      10.05 %      15.84 %      15.67 %      19.40%

Ratios to Average Net Assets:
Expenses......................        2.16 %(2)(3)       2.10 %(3)    2.05 %(3)    2.13 %(3)    2.10 %(3)    2.06%
Net investment income
 (loss).......................       (0.79)%(2)(3)      (0.40)%(3)   (0.53)%(3)   (0.33)%(3)   (0.26)%(3)    0.22%
Supplemental Data:
Net assets, end of period, in
 millions.....................      $1,242             $1,335       $2,206       $2,090       $2,059       $1,707
Portfolio turnover rate.......          21 %(1)            86 %         71 %         56 %         50 %         44%

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                FOR THE PERIOD
                                 FOR THE SIX                     FOR THE YEAR ENDED OCTOBER 31                  JULY 28, 1997*
                                 MONTHS ENDED          -------------------------------------------------           THROUGH
                                APRIL 30, 2002          2001          2000          1999          1998         OCTOBER 31, 1997
                                --------------         -------       -------       -------       -------       ----------------
                                 (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $12.85             $19.67        $20.38        $19.31        $18.43            $18.64
                                     ------             ------        ------        ------        ------            ------
Income (loss) from investment
 operations:
  Net investment loss++.......        (0.04)             (0.06)        (0.11)        (0.05)        (0.08)            (0.04)
  Net realized and unrealized
   gain (loss)................         0.88              (3.58)         2.32          3.00          2.71             (0.17)
                                     ------             ------        ------        ------        ------            ------
Total income (loss) from
 investment operations........         0.84              (3.64)         2.21          2.95          2.63             (0.21)
                                     ------             ------        ------        ------        ------            ------

Less dividends and
 distributions from:
  Net investment income.......        (0.09)              -             -             -            (0.18)           -
  Net realized gain...........       -                   (3.18)        (2.92)        (1.88)        (1.57)           -
                                     ------             ------        ------        ------        ------            ------
Total dividends and
 distributions................        (0.09)             (3.18)        (2.92)        (1.88)        (1.75)           -
                                     ------             ------        ------        ------        ------            ------

Net asset value, end of
 period.......................       $13.60             $12.85        $19.67        $20.38        $19.31            $18.43
                                     ======             ======        ======        ======        ======            ======

Total Return+.................         6.53 %(1)        (21.76)%       10.11 %       15.87 %       15.57 %           (1.13)%(1)

Ratios to Average Net Assets:
Expenses......................         1.93 %(2)(3)       2.10 %(3)     2.05 %(3)     2.13 %(3)     2.19 %(3)         2.24 %(2)
Net investment loss...........        (0.56)%(2)(3)      (0.40)%(3)    (0.53)%(3)    (0.33)%(3)    (0.35)%(3)        (0.76)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $28,984            $29,075       $46,886       $31,211       $22,159            $2,889
Portfolio turnover rate.......           21 %(1)            86 %          71 %          56 %          50 %              44 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                              FOR THE PERIOD
                                 FOR THE SIX                    FOR THE YEAR ENDED OCTOBER 31                 JULY 28, 1997*
                                 MONTHS ENDED          -----------------------------------------------           THROUGH
                                APRIL 30, 2002          2001          2000          1999         1998        OCTOBER 31, 1997
                                --------------         -------       -------       ------       ------       ----------------
                                 (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................       $13.73             $20.61        $21.05       $19.72       $18.47            $18.64
                                     ------             ------        ------       ------       ------            ------
Income (loss) from investment
 operations:
  Net investment income++.....         0.02               0.10          0.12         0.13         0.16              0.02
  Net realized and unrealized
   gain (loss)................         0.92              (3.80)         2.36         3.08         2.89             (0.19)
                                     ------             ------        ------       ------       ------            ------
Total income (loss) from
 investment operations........         0.94              (3.70)         2.48         3.21         3.05             (0.17)
                                     ------             ------        ------       ------       ------            ------

Less dividends and
 distributions from:
  Net investment income.......        (0.27)              -             -            -           (0.23)           -
  Net realized gain...........       -                   (3.18)        (2.92)       (1.88)       (1.57)           -
                                     ------             ------        ------       ------       ------            ------
Total dividends and
 distributions................        (0.27)             (3.18)        (2.92)       (1.88)       (1.80)           -
                                     ------             ------        ------       ------       ------            ------

Net asset value, end of
 period.......................       $14.40             $13.73        $20.61       $21.05       $19.72            $18.47
                                     ======             ======        ======       ======       ======            ======

Total Return+.................         6.88%(1)         (20.95)%       11.19%       16.93%       18.12%            (0.91)%(1)

Ratios to Average Net Assets:
Expenses......................         1.16%(2)(3)        1.10 %(3)     1.05%(3)     1.13%(3)     1.19%(3)          1.23 %(2)
Net investment income.........         0.21%(2)(3)        0.60 %(3)     0.47%(3)     0.67%(3)     0.65%(3)          0.33 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $50,933            $49,539       $54,016       $5,657       $2,575               $45
Portfolio turnover rate.......           21%(1)             86 %         71%          56%          50%                44 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                         37908RPT


[MORGAN STANLEY LOGO]

Morgan Stanley
European Growth Fund

SEMIANNUAL REPORT

APRIL 30, 2002